Contingent Liability (Details Narrative) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - Yunsheng YANG [Member]	9 Months Ended
Sep. 30, 2017 USD ($) m²
Area of land | m²	734.4
Carrying amount of land | $	$ 259,326
Description on plaintiff's claims	PRC legal opinion of the counsel of Yangshuo , the possible impact is that if the judge held in favor of the plaintiff’s claims, Yangshuo might lose the right to use the Land which carrying amount as at September 30, 2017 is US$259,326. However, the director of Yangshuo opined that the probability of losing the case is less than probable based on the judgement of the court of first instance.